TAXATION - Additional Information (Details) ¥ in Thousands, $ in Thousands, $ in Millions				12 Months Ended
	Dec. 16, 2021	Jan. 01, 2008	Mar. 16, 2007	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2008	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Apr. 01, 2019
Corporate Income Tax Rate				25.00%	25.00%	25.00%
Operating Loss Carryforwards									¥ 701,502
Income tax rate percentage on the first two million of taxable income				8.25%
Income tax rate percentage on the taxable income above two lakhs				16.50%
Taxable income subject to income tax at a lower rate | $				$ 2
Deferred tax assets, net					¥ 17,497				0	$ 0
Deferred tax liabilities, net					2,572				0	$ 0
Withholding Tax [Member]
Deferred income tax liabilities					¥ 0				0
State Administration of Taxation, China [Member]
Corporate Income Tax Rate			25.00%	25.00%
Preferential Tax Rate		15.00%
Validity Of Preferential Tax Rate				3 years
Percentage Admissible On Research And Development Costs							175.00%	150.00%
Additional Percentage Admissible On Research And Development Costs							75.00%	50.00%
State Administration of Taxation, China [Member] | Foreign Tax Authority [Member]
Corporate Income Tax Rate				25.00%
State Administration of Taxation, China [Member] | Zhejiang Jixiang E-commerce Co., Ltd [Member] | Tax Year 2021 [Member]
Preferential Tax Rate	15.00%
State Administration of Taxation, China [Member] | Zhejiang Jixiang E-commerce Co., Ltd [Member] | Tax Year 2022 [Member]
Preferential Tax Rate	15.00%
State Administration of Taxation, China [Member] | Zhejiang Jixiang E-commerce Co., Ltd [Member] | Tax Year 2023 [Member]
Preferential Tax Rate	15.00%
State Administration of Taxation, China [Member] | Other Entities [Member]
Corporate Income Tax Rate				25.00%
CHINA
Operating Loss Carryforwards									¥ 701,502
CHINA | Agricultural Products [Member]
Value added tax rate											9.00%
CHINA | Other Products [Member]
Value added tax rate											13.00%
CHINA | Logistics Services [Member]
Value added tax rate											9.00%
CHINA | Service, Other [Member]
Value added tax rate											6.00%
Outside China [Member]
Dividend distribution tax rate				10.00%
HONG KONG
Dividend distribution tax rate				5.00%
HONG KONG | Other Investee [Member]
Ownership percent									25.00%	25.00%